INVESTMENT IN ASSOCIATE (Tables)	6 Months Ended
Sep. 30, 2022
Investment In Associate
Schedule of investment associate

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of September 30, 2022	Voting Rights Held as of March 31, 2022
Associate: Stimunity S.A.	Biotechnology	Paris, France	44.0%	44.0%

Schedule of investment in Stimunity S.A.

	As of and for the Six Months Ended September 30,
(In thousands)	2022	2021

Balance, beginning of period	$1,673	$1,735
Share of (loss)	(116)	(102)
Balance, end of period	$1,557	$1,633